Marketable Securities - InterCure Ltd	12 Months Ended
Dec. 31, 2020
Marketable Securities - InterCure Ltd [Abstract]
MARKETABLE SECURITIES – InterCure Ltd
NOTE 6:	MARKETABLE SECURITIES – InterCure Ltd

a.	All marketable securities held by the Company constitute Level 1 financial instruments, as defined in IFRS 13 - “Fair Value Measurement”. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.

b.	The Company holds the following financial instruments:

	December 31,
	2020	2019
	U.S. dollars in thousands

Marketable securities - InterCure Ltd	2,411	2,273

The entire investment in marketable securities is classified as a financial asset at fair value through profit or loss. As of December 31, 2020 the Company holds approximately 1.76% of InterCure Ltd’s shares (the shares are traded at the Tel-Aviv Stock Exchange - “TASE”).

c.	Changes in marketable securities for the years ended December 31, 2020, 2019 and 2018, were as follows:

	December 31,
	2020	2019	2018
	U.S. dollars in thousands

Fair value opening balance	2,273	2,847	298
Sales	-	-	(204)
Changes in fair value during the year	138	(574)	2,753

	2,411	2,273	2,847